PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net	$ 7,770,457	$ 8,335,867
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net	$ 52,709	$ 1,946,048